As filed with the Securities and Exchange Commission on March 29, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  April 30, 2017

Date of reporting period:  January 31, 2017

Item 1. Schedules of Investments.

Logan Capital Large Cap Growth Fund
Schedule of Investments
January 31, 2017 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 98.7%
Consumer Discretionary - 20.5%
Amazon.com, Inc. (a)	1,221	$1,005,469
Foot Locker, Inc.	8,037	550,856
Hanesbrands, Inc.	6,424	152,313
Netflix, Inc. (a)	7,294	1,026,339
Nike, Inc.	5,799	306,767
Starbucks Corp.	10,439	576,441
The Home Depot, Inc.	4,028	554,172
Williams-Sonoma, Inc.	4,879	235,217
		4,407,574
Consumer Staples - 9.2%
Constellation Brands, Inc.	3,111	465,904
Estee Lauder Companies, Inc.	5,811	471,911
Monster Beverage Corp. (a)	13,798	587,795
Spectrum Brands Holdings, Inc.	3,372	449,791
		1,975,401
Health Care - 13.0%
Agilent Technologies, Inc.	5,094	249,453
Align Technology, Inc. (a)	4,736	434,244
AmerisourceBergen Corp.	5,479	478,207
Celgene Corp. (a)	4,068	472,498
Mettler-Toledo International, Inc. (a)	1,081	461,187
Waters Corp. (a)	2,881	408,094
Zoetis, Inc.	5,311	291,786
		2,795,469
Industrials - 10.9%
Acuity Brands, Inc.	1,973	408,865
Cintas Corp.	2,638	306,298
Flowserve Corp.	4,077	200,425
Nordson Corp.	3,030	343,996
The Middleby Corp. (a)	2,430	326,058
United Rentals, Inc. (a)	2,455	310,582
Verisk Analytics, Inc. (a)	5,597	462,536
		2,358,760
Information Technology - 43.5%
Alliance Data Systems Corp.	1,283	293,012
Alphabet, Inc. - Class A (a)	392	321,514
Alphabet, Inc. - Class C (a)	392	312,342
Amphenol Corp.	12,083	815,482
Apple, Inc.	8,438	1,023,951
Broadcom Ltd. (c)	4,851	967,774
Cognizant Technology Solutions - Class A (a)	7,505	394,688
Electronic Arts, Inc. (a)	6,452	538,290
Facebook, Inc. (a)	5,498	716,499
Fiserv, Inc. (a)	3,875	416,291
FleetCor Technologies, Inc. (a)	2,840	418,872
Global Payments, Inc.	10,563	816,309
IPG Photonics Corp. (a)	2,525	290,350
MasterCard, Inc.	7,247	770,574
NCR Corp. (a)	8,319	357,883
NXP Semiconductors NV (a)(c)	7,564	740,137
Trimble, Inc. (a)	6,390	189,272
		9,383,240

Materials - 1.6%
Sherwin-Williams Co.	1,116	339,052
TOTAL COMMON STOCKS (Cost $13,559,038)		21,259,496

SHORT-TERM INVESTMENTS - 1.5%
MONEY MARKET FUNDS - 1.5%
Fidelity Government Portfolio - Class I, 0.43% (b)	337,751	337,751
TOTAL SHORT-TERM INVESTMENTS (Cost $337,751)		337,751
TOTAL INVESTMENTS (Cost $13,896,789) - 100.2%		21,597,247
Liabilities in Excess of Other Assets - (0.2)%		(52,120)
TOTAL NET ASSETS - 100.00%		$21,545,127

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of January 31, 2017.
(c)	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by Logan Capital
Management, Inc.

Logan Capital Long/Short Fund
Schedule of Investments
January 31, 2017 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 103.7%
Consumer Discretionary - 15.5%
Ford Motor Co. (d)	32,863	$406,187
O'Reilly Automotive, Inc. (a)(d)	603	158,149
Starbucks Corp. (d)	2,924	161,463
Target Corp. (d)	5,809	374,564
The Home Depot, Inc. (d)	1,648	226,732
Ulta Beauty, Inc. (a)(d)	933	254,037
		1,581,132
Consumer Staples - 9.8%
Constellation Brands, Inc. (d)	933	139,726
Philip Morris International, Inc. (d)	4,572	439,507
The Coca-Cola Co. (d)	10,100	419,857
		999,090
Energy - 8.1%
Chevron Corp. (d)	3,652	406,650
Royal Dutch Shell PLC - ADR (c)(d)	7,210	414,359
		821,009
Financials - 4.4%
Marsh & McLennan Companies, Inc. (d)	2,199	149,576
S&P Global, Inc. (d)	1,033	124,146
SEI Investments Co. (d)	3,515	170,513
		444,235
Health Care - 8.4%
AbbVie, Inc. (d)	3,291	201,113
Align Technology, Inc. (a)(d)	1,554	142,486
Masimo Corp. (a)(d)	1,934	142,304
Pfizer, Inc. (d)	6,182	196,155
Zoetis, Inc. (d)	3,181	174,764
		856,822
Industrials - 16.9%
Acuity Brands, Inc. (d)	641	132,834
CSX Corp. (d)	4,446	206,250
Cummins, Inc. (d)	1,074	157,889
Dycom Industries, Inc. (a)(d)	1,630	131,476
Lennox International, Inc.	930	145,833
The Boeing Co. (d)	2,675	437,148
The Middleby Corp. (a)(d)	1,289	172,958
Verisk Analytics, Inc. (a)(d)	2,061	170,321
Wabtec Corp. (d)	1,871	162,103
		1,716,812
Information Technology - 28.8%
Alliance Data Systems Corp. (d)	543	124,010
Alphabet, Inc. - Class A (a)(d)	115	94,322
Alphabet, Inc. - Class C (a)(d)	105	83,663
Apple, Inc. (d)	2,222	269,640
Broadcom Ltd. (c)(d)	1,183	236,008
Broadridge Financial Solutions, Inc. (d)	2,242	149,160
Cisco Systems, Inc. (d)	7,050	216,576
Cognizant Technology Solutions - Class A (a)(d)	2,607	137,102
Electronic Arts, Inc. (a)(d)	1,464	122,142
Facebook, Inc. (a)(d)	2,263	294,914
Fiserv, Inc. (a)(d)	1,842	197,886
Global Payments, Inc. (d)	1,917	148,146
International Business Machines Co. (d)	1,262	220,244
Littelfuse, Inc.	918	144,778
MasterCard, Inc. (d)	2,148	228,397
NXP Semiconductors NV (a)(c)(d)	1,728	169,085
WebMD Health Corp. (a)(d)	1,879	93,743
		2,929,816

Materials - 5.5%
Air Products & Chemicals, Inc. (d)	1,091	152,478
Ecolab, Inc. (d)	1,608	193,169
Sherwin-Williams Co. (d)	712	216,313
		561,960
Real Estate - 2.0%
CBRE Group, Inc. (a)(d)	6,515	197,795

Telecommunication Services - 4.3%
AT&T, Inc. (d)	10,335	435,724
TOTAL COMMON STOCKS (Cost $8,501,390)		10,544,395

SHORT-TERM INVESTMENTS - 6.4%
MONEY MARKET FUNDS - 6.4%
Fidelity Government Portfolio - Class I, 0.43% (b)	658,727	658,727
TOTAL SHORT-TERM INVESTMENTS (Cost $658,727)		658,727
TOTAL INVESTMENTS (Cost $9,160,117) - 110.1%		11,203,122
Liabilities in Excess of Other Assets - (10.1)%		(1,031,429)
TOTAL NET ASSETS - 100.00%		$10,171,693

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of January 31, 2017.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by Logan Capital
Management, Inc.

Logan Capital Long/Short Fund
Schedule of Securities Sold Short
January 31, 2017 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 24.9%
Consumer Discretionary - 11.6%
Columbia Sportswear Co.	2,000	$108,740
Dollar General Corp.	1,500	110,730
Duluth Holdings, Inc.	4,700	106,314
Hibbett Sports, Inc.	3,000	99,000
Leggett & Platt, Inc.	3,000	143,160
Nautilus, Inc.	6,000	104,100
Sally Beauty Holdings, Inc.	6,000	142,800
Select Comfort Corp.	8,000	161,440
Universal Electronics, Inc.	1,500	89,250
Wolverine World Wide, Inc.	5,000	117,450
		1,182,984
Health Care - 10.3%
Abaxis, Inc.	4,500	229,298
Air Methods Corp.	4,500	160,650
Athenahealth, Inc.	1,800	226,782
Globus Medical, Inc.	7,000	184,520
Invacare Corp.	8,100	93,150
Wright Medical Group NV (a)	6,000	151,080
		1,045,480
Information Technology - 3.0%
j2 Global, Inc.	1,200	100,572
Trimble, Inc.	3,500	103,670
Tyler Technologies, Inc.	700	102,214
		306,456
TOTAL SECURITIES SOLD SHORT (Proceeds $2,637,578) - 24.9%		$2,534,920

(a)	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by Logan Capital
Management, Inc.

Federal Income Tax Information
The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows:

	Logan Capital	Logan Capital
	Large Cap Growth*	Long/Short*

Cost of investments	$13,896,789	$9,160,117
Gross unrealized appreciation	7,892,285	2,217,694
Gross unrealized depreciation	(191,827)	(174,688)
Net unrealized appreciation	$7,700,458	$2,043,005

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at January 31, 2017 (Unaudited)
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities - Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes – Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events.
All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the fair valuation hierarchy of the Large Cap Growth Fund's securities as of January 31, 2017:

Logan Capital Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,407,574	$-	$-	$4,407,574
Consumer Staples	1,975,401	-	-	1,975,401
Health Care	2,795,469	-	-	2,795,469
Industrials	2,358,760	-	-	2,358,760
Information Technology	9,383,240	-	-	9,383,240
Materials	339,052	-	-	339,052
Total Common Stocks	21,259,496	-	-	21,259,496
Short-Term Investments	337,751	-	-	337,751
Total Investments in Securities	$21,597,247	$-	$-	$21,597,247

The following is a summary of the fair valuation hierarchy of the Long/Short Fund's securities as of January 31, 2017:

Logan Capital Long/Short Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,581,132	$-	$-	$1,581,132
Consumer Staples	999,090	-	-	999,090
Energy	821,009	-	-	821,009
Financials	444,235	-	-	444,235
Health Care	856,822	-	-	856,822
Industrials	1,716,812	-	-	1,716,812
Information Technology	2,929,816	-	-	2,929,816
Materials	561,960	-	-	561,960
Real Estate	197,795	-	-	197,795
Telecommunication Services	435,724	-	-	435,724
Total Common Stocks	10,544,395	-	-	10,544,395
Short-Term Investments	658,727	-	-	658,727
Total Investments in Securities	$11,203,122	$-	$-	$11,203,122
Total Securities Sold Short	$2,534,920	$-	$-	$2,534,920

Refer to the Funds' Schedules of Investments for a detailed breakout of securities by industry classification. Transfers between levels are recognized at January 31, 2017, the end of the reporting period. The Funds recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the period ended January 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
                                           Douglas G. Hess, President

Date 3/15/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 3/15/2017

By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date  3/15/2017

* Print the name and title of each signing officer under his or her signature.